INCOME TAXES (Details Narrative) - USD ($)	8 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 283,061	$ 166,311
Operating loss expiration Date	Oct. 31, 2037	Oct. 31, 2036
Corporate income tax rate	35.00%
Previoulsy corporate income tax rate	21.00%
Net deferred tax amount, percentage	34.00%	34.00%